DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Mar. 31, 2012
Documentand Entity Information Abstract
Entity Registrant Name	Glorious Pioneer Investments Ltd.
Entity Central Index Key	0001493570
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	gpil
Entity Common Stock, Shares Outstanding	50,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes